NOTE G: CONSULTING AGREEMENTS	9 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Text Block]

NOTE G: CONSULTING AGREEMENTS

On February 7, 2012, the Company’s board of directors ratified the terms of a consulting agreement dated January 24, 2012 with a marketing firm to provide certain public and investor relations services.  The agreement has an initial six-month term and may be terminated by either party upon a material breach of the agreement.  It includes several phases for which the consultant shall be compensated upon completion.  The initial phase includes the completion of various strategies for which the consultant received cash compensation of $5,000 and 120,000 of the Company’s common stock, which was valued at $4,800 as discussed above.  Phases II & III includes certain services regarding the Company’s online efforts, including the design and implementation of a more robust Company website, and positioning the Company as a potential investment and supplier of stem cell products within select social media.  The consultant will be entitled to additional compensation for completion of Phases II & III of approximately $12,000 payable in cash or a combination of cash and common stock to be determined by the Company upon completion.  For the nine months ended July 31, 2012 a total of $18,800 was charged to operations consisting of cash payments totaling $14,000 and the common stock issued.

On May 13, 2011 the Company entered into a consulting agreement with a former member of the Company’s Scientific Advisory Board.  The agreement provides for the consultant’s assistance in molecular biology and related areas needed for commercialization of the Company’s stem cell product lines, as requested by management, at a compensation rate of $50 per hour.  For the year ended October 31, 2011, the consultant had billed the Company a total of $500 in connection with this agreement.  No amounts have been billed by the consultant for the nine months ended July 31, 2012.

On June 3, 2009 the Company entered into a business development consulting agreement with Seraphim Life Sciences Consulting LLC, to provide services primarily designed to identify and bring to Vitro potential industrial partners that could benefit from Vitro’s technologies.  The agreement entitles the consultant to performance based compensation in the amount of 8% of all consideration received by the Company resulting from the consultant’s services.  The agreement also provides for compensation at hourly rates for services not considered project specific as may be requested by Vitro.  Either party may terminate the agreement at any time with thirty days written notice.  As of July 31, 2012 no services have been performed and no compensation has been paid under the agreement.

On August 20, 2007, the Company entered into a Consulting Agreement with Mr. Joe Nieusma of Superior Toxicology & Wellness (“Superior”).  This agreement was initially extended without modification through August 20, 2010, although no further extension has been made as of the date of this report.  Under the terms of the original agreement, Superior will provide services including, but not limited to:

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The development and funding of the Company’s current business plan;

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The launch of products targeting applications in the development and discovery of new drug and biological products; and

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The marketing and sales of all existing and proposed products and technology that are now available, or will be available for commercial distribution during the term of the agreement.

In exchange for the above services, the Company will pay Superior $50 per hour capped at a maximum of 240 hours for the term of the agreement.  In addition, the Company has agreed to issue Mr. Nieusma the following stock bonuses to be paid in shares of the Company’s common stock:

a.

100,000 shares upon the sale of stem-derived human beta islets as evidenced by issuance of a commercial invoice;

b.

100,000 shares upon the submission of a validation package to the United States Food and Drug Administration requesting approval of the use of Vitro’s stem cell-derived human beta islets for safety and efficacy testing and the use of this data within applications submitted for marketing approval of new drugs and biological products; and

c.

100,000 shares upon the receipt of $100,000 or more in capital funding of the Company based upon Vitro’s current business plan or subsequent versions thereof.  This event occurred during fiscal year ending October 31, 2008 and the Company issued 100,000 shares to its consultant on March 27, 2008.

Compensation for the successful sale of Vitro’s products, patent licenses or other revenue-generating event shall be based on industry standards and include a gross sales commission of 15% in addition to the compensation described above.